IMPAIRMENT OF ASSETS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) segment	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Impairment of assets
Impairment of property, plant and equipment	R$ 411,925	R$ 0	R$ 0
Impairment of goodwill	R$ 0	R$ 0	R$ 0
Number of operating segments | segment	4
Period for projecting the cash flows for the goodwill impairment test	P5Y
Discount rate
Impairment of assets
Sensitivity analysis, percent of increase	0.50%	0.50%
Perpetuity growth rate
Impairment of assets
Sensitivity analysis, percent of decrease	0.50%	0.50%
North America
Impairment of assets
Impairment of property, plant and equipment	R$ 342,355
Perpetuity growth rate	3.00%	3.00%
Pre-tax discount rate	8.25%	10.00%
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 6,202,000	R$ 2,690,000
North America | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	4,589,000	1,884,000
North America | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	4,914,000	R$ 2,098,000
Special Steel
Impairment of assets
Impairment of property, plant and equipment	R$ 69,570
Perpetuity growth rate	3.00%	3.00%
Pre-tax discount rate	8.75%	10.50%
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 2,509,000	R$ 2,813,000
Special Steel | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	1,568,000	2,207,000
Special Steel | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 1,754,000	R$ 2,369,000
South America
Impairment of assets
Perpetuity growth rate	3.00%	3.00%
Pre-tax discount rate	11.25%	14.25%
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 4,141,000	R$ 521,000
South America | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	3,757,000	414,000
South America | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 3,867,000	R$ 455,000
Brazil
Impairment of assets
Perpetuity growth rate	3.00%	3.00%
Pre-tax discount rate	9.75%	11.25%
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 13,424,000	R$ 4,015,000
Brazil | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	11,348,000	2,810,000
Brazil | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 11,809,000	R$ 3,115,000